Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid vendor expenses	$ 3,307	$ 3,239	$ 2,520
Prepaid insurance	41	690	446
Prepaid directors and officers insurance	1,859	2,032	2,518
Prepaid maintenance	180	154	60
Prepaid non-aircraft subscriptions	245	407	113
MRO revenue in excess of billings	301	326	581
Deferred commission	909	923	514
Prepaid expenses and other current assets	$ 6,842	$ 7,771	$ 6,752